Note 11 - Finance Cost and Income	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
11.	FINANCE COST AND INCOME

(a)	Finance costs

	2018	2017	2016
Interest expense	(1,281.2)	(1,571.6)	(1,547.3)
Capitalized borrowings	0.4	2.3	3.9
Net Interest on pension plans	(103.0)	(77.6)	(105.6)
Losses on hedging instruments and exclusive investment funds	(1,266.1)	(616.7)	(1,575.1)
Interest on provision for disputes and litigations	(132.7)	(225.9)	(619.5)
Exchange variation	(756.9)	(339.5)	(310.4)
Interest and foreign exchange rate on loans	(8.0)	(16.8)	–
Financial instruments at fair value through profit or loss	(107.1)	–	–
Tax on financial transactions	(337.6)	(179.7)	(224.6)
Bank guarantee expenses	(126.3)	(89.5)	(87.1)
Other financial results	(264.6)	(176.5)	(132.2)
	(4,383.1)	(3,291.5)	(4,597.9)

Non-recurring finance cost	(179.1)	(976.8)	–
	(4,562.2)	(4,268.3)	(4,597.9)

The exceptional net finance cost refers to the realization of the exchange variation of loans settled with related parties, historically recognized in shareholders' equity, in the amount of
R$179.1
in
December 31
st
,
2018
(
R$835.7
in
December 31
st
,
2017
). Additionally, in
2017
the Company recorded an amount of
R$141.0
related to PERT
2017
which Ambev applied for – see Note
19
-
Income tax and social contribution
.

Interest expenses are presented net of the effect of interest rate derivative financial instruments which mitigate Ambev interest rate risk (Note
27
–
Financial instruments and risks
). The interest expense are as follows:

	2018	2017	2016
Financial instruments measured at amortized cost	(597.6)	(477.6)	(545.6)
Financial instruments at fair value through profit or loss	(683.6)	(1,076.2)	(961.0)
Fair value hedge - hedged items	–	(19.7)	(49.3)
Fair value hedge - hedging instruments	–	1.9	8.6
	(1,281.2)	(1,571.6)	(1,547.3)

(b)	Finance income

	2018	2017	2016
Interest income	454.0	458.8	513.6
Gains on derivative and exclusive investment funds	84.9	73.7	113.5
Financial instruments at fair value through profit or loss	–	227.6	247.5
Other financial results	17.4	14.3	21.3
	556.3	774.4	895.9

Effect of application of IAS 29 (hyperinflation)	182.5	–	–
	738.8	774.4	895.9

Interest income arises from the following financial assets:

	2018	2017	2016
Cash and cash equivalents	270.7	233.4	241.5
Investment securities held for trading	12.9	26.9	51.1
Other receivables	170.4	198.5	221.0
	454.0	458.8	513.6